Trade, other payables and financial liabilities	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade, other payables and financial liabilities
19. Trade, other payable and financial liabilities

	2025	2024
Accounts payable	$164,320	$229,104
Accounts payable to related parties	1,333	1,624
	165,653	230,728
Others financial liabilities -
Foreign currency forward	51	—
Other	1,310	1,270
	1,361	1,270
	$167,014	$231,998

See details of the account due to related parties in Note 23.